Lease	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Lease
6. Lease
Sales-type lease
Sales-type lease income recognized consists of the following:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Financing income	89,872,562	45,993,173	5,502,703	863,494
Sales income	89,150,614	—	—	—
Operating lease arrangements
The Company leases certain office premises and educational service activity centers under non-cancelable
leases, and an operating lease arrangement with the local government of Xiamen for land. Lease costs under operating leases for the years ended December 31, 2019, 2020 and 2021 were RMB 30,856,490, RMB 33,525,924 and RMB 80,884,049 (US$ 12,692,472), respectively.

Future minimum lease payments under
non-cancelable
operating leases agreements consist of the following as of December 31, 2020 and 2021:

	As of December 31,
	2020	2021
	RMB	RMB	US$
1 year (Including 1 year)	35,896,070	40,321,257	6,327,285
1 year to 2 years (Including 2 years)	18,750,779	28,953,101	4,543,373
2 years to 3 years (Including 3 years)	13,526,508	27,307,080	4,285,077
3 years to 4 years (Including 4 years)	12,723,937	26,593,652	4,173,124
4 years to 5 years (Including 5 years)	12,379,967	22,452,011	3,523,211
Over 5 years	36,974,959	108,101,711	16,963,517

Total lease payment	130,252,220	253,728,812	39,815,587

Less: imputed interest	26,252,614	47,458,135	7,447,217

Present value of lease liabilities	103,999,606	206,270,677	32,368,370

The Company’s operating lease commitments have no renewal options, rent escalation clauses and restriction or contingent rents as of December 31, 2019, 2020 and 2021. The weighted average discount rate as of December 31, 2020 and 2021 is 3.20% and 4.01%, respectively. The weighted average remaining lease term as of December 31, 2020 and 2021 is 50 months and 103 months, respectively.
Supplemental lease cash flow disclosures

	For the years ended December 31,
	2020	2021
	RMB	RMB	US$
Operating ROU assets released in exchange for operating lease liabilities	1,794,151	352,298,094	55,283,259
Operating ROU assets obtained in exchange for new operating lease liabilities	92,795,997	522,578,298	82,003,938